Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Parenthetical) (Detail) - shares			12 Months Ended
	Apr. 19, 2024	Jan. 26, 2024	Jan. 31, 2025
Beaudier Inc [Member]
Disclosure of classes of share capital [line items]
Number of shares issued on conversion of rights			64,856
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued on conversion of rights	1,628,558	2,171,428	2,171,428